EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
20.	EARNINGS PER SHARE
Basic earnings per share (“EPS”) represents income available to ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the reported period. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the Public and Private Placement Warrants to purchase an aggregate of 26,150,000 shares in the calculation of diluted income per ordinary share, since the average market price of the Company’s Class A common shares for the three and nine months ended September 30, 2023 was below the warrants’ $11.50 exercise price. As a result, diluted income per share is the same as basic net income per share for the period presented.
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Net income attributable to Longevity Market Assets	$903,361	$9,992,004	$15,739,009	$21,507,702
Weighted-average shares used in computing net income per share, basic and diluted	63,349,823	50,369,350	54,632,826	50,369,350
Basic and diluted earnings per share:	$0.01	$0.20	$0.29	$0.43